Investment Objectives and Goals	Dec. 31, 2025
MML Focused Equity Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500® Index*.
MML Foreign Fund
Prospectus [Line Items]
Objective, Secondary [Text Block]	The Fund seeks long-term capital growth. Income is a secondary objective.